REGULATORY REQUIREMENT (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
REGULATORY REQUIREMENT
Net Capital	$ 47,702,408	$ 5,998,988
Requirement	18,452,774	1,297,056
Excess Net Capital	29,249,634	4,701,932
TBNZ
REGULATORY REQUIREMENT
Net Capital	26,633,575	4,940,125
Requirement	17,279,461	1,292,056
Excess Net Capital	9,354,114	3,648,069
Marsco
REGULATORY REQUIREMENT
Net Capital	15,224,882
Requirement	250,000
Excess Net Capital	14,974,882
US Tiger Securities
REGULATORY REQUIREMENT
Net Capital	4,227,994	1,058,863
Requirement	100,000	5,000
Excess Net Capital	4,127,994	$ 1,053,863
Tiger Brokers SG
REGULATORY REQUIREMENT
Net Capital	1,615,957
Requirement	823,313
Excess Net Capital	$ 792,644